Parent Company - Condensed Statements of Cash Flows (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2016	Sep. 30, 2015	Dec. 31, 2015	Dec. 31, 2014
Cash flows from operating activities
Net income	$ 53,235	$ 54,889	$ 173,626	$ 163,569	$ 213,780	$ 216,672
Adjustments to reconcile net income to net cash provided by operating activities:
Net cash provided by operating activities			179,092	154,986	142,603	246,751
Cash flows from financing activities
Distributions			(363,624)	(112,680)	(164,228)	(192,527)
Net cash provided by financing activities			275,078	562,490	1,002,307	747,444
Net (decrease) increase in cash and cash equivalents			(1,474,375)	603,672	1,388,742	(547,954)
Cash and cash equivalents at beginning of period			2,650,195	1,261,453	1,261,453	1,809,407
Cash and cash equivalents at end of period	$ 1,175,820	$ 1,865,125	1,175,820	1,865,125	2,650,195	1,261,453
First Hawaiian, Inc.
Cash flows from operating activities
Net income					213,780	216,672
Adjustments to reconcile net income to net cash provided by operating activities:
Equity in undistributed income of FHB					(49,552)	(24,145)
Net cash provided by operating activities					164,228	192,527
Cash flows from financing activities
Distributions					(164,228)	(192,527)
Net cash provided by financing activities					(164,228)	(192,527)
Cash and cash equivalents at beginning of period			$ 10,000	$ 10,000	10,000	10,000
Cash and cash equivalents at end of period					$ 10,000	$ 10,000